Prepaid Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Prepaid Expenses

5.     Prepaid Expenses

Prepaid expenses consisted of the following:

	March 31, 2021	December 31, 2020
Prepaid clinical expenses	$5,088	$5,151
Prepaid insurance expense	177	206
Other	1,736	1,219
	$7,001	$6,576

6.     Prepaid Expenses

Prepaid expenses consisted of the following:

	December 31, 2020	December 31, 2019
Prepaid clinical expenses	$5,151	$705
Prepaid insurance expense	206	—
Other	1,219	1,183
	$6,576	$1,888